Summary of Significant Accounting Policies and Practices (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Use Rights [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Value Added Tax Rate	17.00%	17.00%
Research and Development Expense	$ 1,802	10,906	9,617	10,159
Cash and cash equivalents	1,913	11,578	5,006	44,172	804	171,227
Restricted cash	6,842	41,422	21,457
Depreciation expense recorded in cost of goods sold	7,956	48,161	48,709	43,783
Depreciation recorded in cost of goods sold, percent	86.70%	86.70%	86.10%	84.60%
Depreciation recorded in administrative and selling expenses, percent	13.30%	13.30%	13.90%	15.40%
Estimated useful lives							30 years
Estimated liability related to defective products	32	200	830
Working Capital	19,094	115,587
Net income (loss)	$ (9,738)	(58,952)	(54,437)	21,038